Loss Per Common Share - Schedule of Common Share Equivalent Basis and Outstanding Excluded from Per Share Computations of Antidilutive (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 28, 2020	Sep. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Shares excluded in computation of earnings per common share	9,569,360	9,739,981	9,743,641	9,004,995
Convertible Preferred Shares [Member]
Shares excluded in computation of earnings per common share	7,688,175	8,064,732
Warrants [Member]
Shares excluded in computation of earnings per common share	925,935	1,015,934
Restricted Shares - Unvested [Member]
Shares excluded in computation of earnings per common share		212,815	590,440	572,256
Long Term Incentive Plan (2019 LTIP) [Member]
Shares excluded in computation of earnings per common share	380,000	370,000
Options [Member]
Shares excluded in computation of earnings per common share	79,560	76,500	76,500	111,400
Restricted Stock [Member]
Shares excluded in computation of earnings per common share	495,690